UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  October 31, 2005

Date of reporting period:   April 30, 2005

ITEM 1.   REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Institutional Funds
AllianceBernstein Small Cap Growth Institutional Fund
AllianceBernstein Premier Growth Institutional Fund


April 30, 2005

SEMI-ANNUAL REPORT


The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.

Investment Products Offered
-----------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-----------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

June 21, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Premier Growth Institutional Fund and AllianceBernstein Small Cap Growth Institutional Fund (the "Funds") for the semi-annual reporting period ended April 30, 2005.

AllianceBernstein Premier Growth Institutional Fund

Investment Objective and Policies

AllianceBernstein Premier Growth Institutional Fund is an open-end, diversified investment company that seeks long-term growth of capital by investing in the common stocks of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 to 60 companies will be represented in the portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.

AllianceBernstein Premier Growth Institutional Fund

Investment Results

The table on page 6 shows the Fund's performance compared to its benchmark, the Russell 1000 Growth Index, as well as the overall stock market, as represented by the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended April 30, 2005.

The Fund underperformed its benchmark during the six-month reporting period ended April 30, 2005. The Fund benefited from strong stock selection in both the health care and producer durables sectors. An overweight position and unfavorable stock selection in both the financial services and consumer discretionary sectors detracted from performance. An underweight position and subpar stock selection in the consumer staples sector also detracted from the Fund's performance.

For the 12-month period ended April 30, 2005, the Fund outperformed its benchmark, benefiting from strong stock selection in the consumer discretionary and technology sectors. Adverse stock selection and an overweight position in financial services detracted from the Fund's return during the 12-month period.

AllianceBernstein Premier Growth Institutional Fund

Market Review and Investment Strategy

The 12-month period ended April 30, 2005 has been a difficult environment for the Fund's large-capitalization growth investment style. During this period, the Russell 1000 Value Index was up 13.92% while the Russell 1000 Growth Index returned only 0.40%.

After a strong rally in the fourth quarter of 2004, the S&P 500 Stock Index was down 4.0% year-to-date at the end of April 2005 despite strong macroeconomic data and corporate earnings. First quarter 2005 gross domestic product (GDP) was revised upward to a healthy 3.5%, inflation is benign and job growth and wage gains have been robust. During the first quarter of 2005, over 65% of the S&P 500 Stock Index companies beat consensus earnings expectations, averaging 13% earnings growth, far exceeding the 6% long-term average. However, investors have been skeptical that consumer spending, which is approximately 65%


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 1


of the economy, can remain strong in the face of rising interest rates and persistently high energy prices.

Large-capitalization value stocks have outperformed large-capitalization growth stocks by an unprecedented 79% since the second quarter of 2000. As a result, the premium for growth stocks relative to the broad market is as low as it has been in the past 25 years. And within growth, the fastest growing companies are selling at valuations not much greater than their less promising counterparts. The Fund's portfolio manager has been taking advantage of this anomalous situation to trade up, at little valuation premium, to companies that the manager's research indicates are poised to become tomorrow's growth leaders.

AllianceBernstein Small CapGrowth Institutional Fund

Investment Objective and Policies

AllianceBernstein Small Cap Growth Institutional Fund is an open-end fund that seeks growth of capital by pursuing aggressive investment policies. The Fund invests in a diversified portfolio of equity securities that offer the possibility of above-average earnings growth. The Fund emphasizes investment in small-capitalization companies in the United States and may also pursue investment opportunities outside the United States.

AllianceBernstein Small CapGrowth Institutional Fund

Investment Results

The table on page 6 shows the Fund's performance compared to its benchmark, the Russell 2000 Growth Index, as well as the overall stock market, as represented by the S&P 500 Stock Index, for the six- and 12-month periods ended April 30, 2005.

During the six-month reporting period ended April 30, 2005, the Fund underperformed its benchmark. Although overweighted positions in the energy and consumer/commercial services sectors led to a positive contribution from sector allocations during the period, a negative contribution from stock selection more than offset this benefit. Stock selection was negatively impacted by disappointing picks in the consumer/commercial services and health care sectors of the Fund.

During the 12-month period ended April 30, 2005, the Fund delivered a modestly positive return and outperformed the benchmark. Stock selection for the period was a modest drag on relative returns, as disappointing performance in the health care sector of the Fund more than offset very strong relative performance in the technology sector. More than offsetting the drag from stock selection was a favorable contribution from sector allocations, driven largely by an overweighted position in the very strong-performing energy sector.

AllianceBernstein Small CapGrowth Institutional Fund

Market Review and Investment Strategy

Equity markets moved higher during the early part of the six-month period ended April 30, 2005, as oil prices declined and evidence grew that the mid-2004 economic "soft patch" had largely passed. During this part of the period, small-cap growth stocks were among the strongest performers, with


-------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


smaller, more speculative stocks leading the way. Over this time frame, the strength was broad based with all major economic sectors moving higher. Fortunes reversed course once the new year began, as energy prices began their ascent to record levels in late March. Not surprisingly, energy shares were the strongest performers during the January to April 2005 time frame, and by the end of the reporting period, the energy sector was by far the best performing sector. For the six-month period ended April 30, 2005, the Russell 2000 Growth Index turned in a decline of 1.98%. For the full 12-month period ended April 30, 2005, double-digit declines in technology shares pushed the Russell 2000 Growth Index fractionally lower. Over this time frame, the Russell 2000 Growth Index trailed the broader markets, as measured by the S&P 500 Stock Index, which gained 6.33%.

As the reporting period came to a close, evidence had grown that the U.S. Federal Reserve (the "Fed") would maintain its inclination to raise rates, given continued high energy prices and emerging inflationary pressures. While long-term rates remained near historically low levels, the Fed's tightening efforts did have the result of slowing economic growth. Against this backdrop, the Fund's portfolio management team has emphasized high-quality companies displaying better than average earnings visibility. Commercial services, software/IT services and energy were all overweight as of April 30, 2005, while financials, health care and consumer-related names were all underweight as of the end of the reporting period.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 3


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Funds will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. For a free copy of each Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Funds have been deducted. Class II shares reflect a .30% sales charge. Performance assumes reinvestment of distributions and does not account for taxes. During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed AllianceBernstein Premier Growth Institutional Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses on an annual basis to 0.90% and 1.20% of the average daily net assets of Class I and Class II shares, respectively. During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed AllianceBernstein Small Cap Growth Institutional Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses on an annual basis to 0.90% and 1.20% of the average daily net assets of Class I and Class II shares, respectively.

Benchmark Disclosure

The unmanaged Russell 1000 Growth Index, S&P 500 Stock Index and Russell 2000 Growth Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with a greater-than-average growth orientation. The unmanaged Russell 2000 Index is a capitalization-weighted index that includes 2000 of the smallest stocks, representing approximately 10% of the U.S. equity market. Investors cannot invest directly in indices, and their results are not indicative of the performance for any specific investment, including the Funds.

A Word About Risk

AllianceBernstein Premier Growth Institutional Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. AllianceBernstein Small Cap Growth Institutional Fund concentrates its investments in the stocks of small-capitalization companies, which tend to be more volatile than large-cap companies. Small-cap stocks may have additional risks because these companies tend to have limited product lines, markets or financial resources. Part of the Fund's assets can be invested in foreign securities which may magnify asset value


-------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


HISTORICAL PERFORMANCE
(continued from previous page)

fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky. While the Funds invest principally in common stocks and other equity securities, in order to achieve their investment objectives, the Funds may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in each Fund's prospectus.


(Historical Performance continued on next page)


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 5


HISTORICAL PERFORMANCE
(continued from previous page)


THE FUND VS. ITS BENCHMARK                                   Returns
                                                    ---------------------------
PERIODS ENDED APRIL 30, 2005                        6 Months          12 Months
-------------------------------------------------------------------------------
AllianceBernstein Premier Growth
   Institutional Fund
   Class I                                              0.22%             1.99%
-------------------------------------------------------------------------------
   Class II                                             0.00%             1.58%
-------------------------------------------------------------------------------
Russell 1000 Growth Index                               1.14%             0.40%
-------------------------------------------------------------------------------
S&P 500 Stock Index                                     3.28%             6.33%
-------------------------------------------------------------------------------


THE FUND VS. ITS BENCHMARK                                   Returns
                                                    ---------------------------
PERIODS ENDED APRIL 30, 2005                        6 Months          12 Months
-------------------------------------------------------------------------------
AllianceBernstein Small Cap Growth
   Institutional Fund
   Class I                                             -2.80%             1.01%
-------------------------------------------------------------------------------
   Class II                                            -2.88%             0.65%
-------------------------------------------------------------------------------
Russell 2000 Growth Index                              -1.98%            -0.55%
-------------------------------------------------------------------------------
S&P 500 Stock Index                                     3.28%             6.33%
-------------------------------------------------------------------------------


See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)


-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


PREMIER GROWTH INSTITUTIONAL FUND
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005
-------------------------------------------------------------------------------
Class I Shares
1 Year                                                                    1.99%
5 Years                                                                 -12.01%
Since Inception*                                                          0.92%

Class II Shares
1 Year                                                                    1.58%
5 Years                                                                 -12.31%
Since Inception*                                                          0.57%

AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
-------------------------------------------------------------------------------
Class I Shares
1 Year                                                                    0.64%
5 Years                                                                 -12.28%
Since Inception*                                                          1.14%

Class II Shares
1 Year                                                                    0.33%
5 Years                                                                 -12.56%
Since Inception*                                                          0.80%


*  Inception Date: 1/7/98 for Class I and Class II shares.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 7


SMALL CAP GROWTH INSTITUTIONAL FUND
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005
-------------------------------------------------------------------------------
Class I Shares
1 Year                                                                    1.01%
5 Years                                                                   0.68%
Since Inception*                                                         -0.36%

Class II Shares
1 Year                                                                    0.65%
5 Years                                                                   0.23%
Since Inception*                                                         -0.75%

AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
-------------------------------------------------------------------------------
Class I Shares
1 Year                                                                    1.91%
5 Years                                                                   0.65%
Since Inception*                                                          0.55%

Class II Shares
1 Year                                                                    1.60%
5 Years                                                                   0.18%
Since Inception*                                                          0.14%


* Inception Date: 3/17/98 for Class I and Class II shares.

See Historical Performance disclosures on pages 4-5.


-------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


(Fund Expenses continued on next page)


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 9


FUND EXPENSES
(continued from previous page)

                               Beginning         Ending   Expenses
                           Account Value  Account Value       Paid    Anualized
                             November 1,      April 30,     During      Expense
Premier Growth Institutional        2004           2005     Period*      Ratio*
-------------------------------------------------------------------------------
Class I
Actual                            $1,000      $1,002.17      $4.47        0.90%
Hypothetical **                   $1,000      $1,020.33      $4.51        0.90%
-------------------------------------------------------------------------------
Class II
Actual                            $1,000      $1,000.00      $5.95        1.20%
Hypothetical **                   $1,000      $1,018.84      $6.01        1.20%
-------------------------------------------------------------------------------

Small Cap Growth Institutional
-------------------------------------------------------------------------------
Class I
Actual                            $1,000        $972.02      $4.74        0.97%
Hypothetical **                   $1,000      $1,019.98      $4.86        0.97%
-------------------------------------------------------------------------------
Class II
Actual                            $1,000        $971.25      $5.43        1.11%
Hypothetical **                   $1,000      $1,019.29      $5.56        1.11%
-------------------------------------------------------------------------------
* Expenses are equal to the classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

** Assumes 5% return before expenses.


-------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


PREMIER GROWTH INSTITUTIONAL FUND
PORTFOLIO SUMMARY
April 30, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $61.3


SECTOR BREAKDOWN*
o   26.2% Consumer Services
o   24.5% Technology
o   20.9% Health Care
o   10.9% Finance                                   [PIE CHART OMITTED]
o    5.1% Energy
o    4.6% Consumer Staples
o    3.5% Capital Goods
o    2.8% Consumer Manufacturing

o    1.5% Short Term



PREMIER GROWTH INSTITUTIONAL FUND
TEN LARGEST HOLDINGS
April 30, 2005 (unaudited)


                                                                    Percent of
Company                                                Value        Net Assets
-------------------------------------------------------------------------------
Yahoo!, Inc.                                      $3,237,038               5.3%
-------------------------------------------------------------------------------
eBay, Inc.                                         2,252,830               3.7
-------------------------------------------------------------------------------
UnitedHealth Group, Inc.                           2,239,887               3.7
-------------------------------------------------------------------------------
Dell, Inc.                                         2,232,603               3.6
-------------------------------------------------------------------------------
Google, Inc.                                       2,178,000               3.5
-------------------------------------------------------------------------------
General Electric Co.                               2,164,760               3.5
-------------------------------------------------------------------------------
QUALCOMM, Inc.                                     2,093,400               3.4
-------------------------------------------------------------------------------
Electronic Arts, Inc.                              1,954,074               3.2
-------------------------------------------------------------------------------
Target Corp.                                       1,902,810               3.1
-------------------------------------------------------------------------------
Corning, Inc.                                      1,901,625               3.1
-------------------------------------------------------------------------------
                                                 $22,157,027              36.1%


* All data are as of April 30, 2005. The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

   Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 11


SMALL CAP GROWTH INSTITUTIONAL FUND
PORTFOLIO SUMMARY
April 30, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $190.5


SECTOR BREAKDOWN*
o   26.8% Consumer Services
o   23.3% Technology
o   15.6% Health Care
o    9.8% Energy
o    8.1% Capital Goods                               [PIE CHART OMITTED]
o    4.4% Finance
o    3.7% Transportation
o    3.4% Basic Industry
o    1.2% Consumer Manufacturing
o    1.1% Consumer Staples

o    2.6% Short-Term


SMALL CAP GROWTH INSTITUTIONAL FUND
TEN LARGEST HOLDINGS
April 30, 2005 (unaudited)


                                                                    Percent of
Company                                                Value        Net Assets
-------------------------------------------------------------------------------
Macromedia, Inc.                                  $3,949,117               2.1%
-------------------------------------------------------------------------------
Euronet Worldwide, Inc.                            3,677,264               1.9
-------------------------------------------------------------------------------
Anteon International Corp.                         3,356,540               1.8
-------------------------------------------------------------------------------
Resources Connection, Inc.                         3,315,585               1.7
-------------------------------------------------------------------------------
Laureate Education, Inc.                           3,172,921               1.7
-------------------------------------------------------------------------------
Digitas, Inc.                                      3,069,763               1.6
-------------------------------------------------------------------------------
Insight Enterprises, Inc.                          2,973,830               1.6
-------------------------------------------------------------------------------
UTI Worldwide, Inc.                                2,905,542               1.5
-------------------------------------------------------------------------------
Dycom Industries, Inc.                             2,893,544               1.5
-------------------------------------------------------------------------------
Strayer Education, Inc.                            2,842,900               1.5
-------------------------------------------------------------------------------
                                                 $32,157,006              16.9%


* All data are as of April 30, 2005. The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

   Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


-------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


PREMIER GROWTH INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)


Company                                               Shares              Value
-------------------------------------------------------------------------------
COMMON STOCKS-99.5%
Consumer Services-26.4%
Broadcasting & Cable-1.7%
The E.W. Scripps Co. Cl.A                             20,900       $ 1,064,437
                                                                 -------------
Entertainment & Leisure-1.0%
Carnival Corp. (Panama)                               13,200           645,216
                                                                 -------------
Retail-3.7%
eBay, Inc.(a)                                         71,000         2,252,830
                                                                 -------------
Restaurants & Lodging-1.8%
Starbucks Corp.(a)                                    22,300         1,104,296
                                                                 -------------
Retail-General Merchandise-6.2%
Lowe's Cos., Inc.                                     36,200         1,886,382
Target Corp.                                          41,000         1,902,810
                                                                 -------------
                                                                     3,789,192
                                                                 -------------
Miscellaneous-12.0%
Electronic Arts, Inc.(a)*                             36,600         1,954,074
Google, Inc. Cl.A(a)*                                  9,900         2,178,000
Yahoo!, Inc.(a)*                                      93,800         3,237,038
                                                                 -------------
                                                                     7,369,112
                                                                 -------------
                                                                    16,225,083
                                                                 -------------
Technology-24.7%
Communications Equipment-9.4%
Corning, Inc.(a)*                                    138,300         1,901,625
Juniper Networks, Inc.(a)*                            79,200         1,789,128
QUALCOMM, Inc.                                        60,000         2,093,400
                                                                 -------------
                                                                     5,784,153
                                                                 -------------
Computer Hardware/Storage-7.5%
Apple Computer, Inc.(a)                               44,500         1,604,670
Dell, Inc.(a)                                         64,100         2,232,603
EMC Corp.(a)*                                         59,900           785,888
                                                                 -------------
                                                                     4,623,161
                                                                 -------------
Computer Peripherals-1.2%
Network Appliance, Inc.(a)*                           27,800           740,314
                                                                 -------------
Computer Software-1.6%
Microsoft Corp.                                       21,500           543,950
Symantec Corp.(a)                                     22,800           428,184
                                                                 -------------
                                                                       972,134
                                                                 -------------


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN PREMIER GROWTH INSTITUTIONAL FUND o 13


Company                                               Shares              Value
-------------------------------------------------------------------------------
Semi-Conductor Components-5.0%
Advanced Micro Devices, Inc.(a)                        1,100           $15,653
Altera Corp.(a)                                       26,600           551,418
Broadcom Corp. Cl.A(a)*                               44,400         1,328,004
Marvell Technology Group, Ltd. (Bermuda)(a)*          34,300         1,148,364
                                                                 -------------
                                                                     3,043,439
                                                                 -------------
                                                                    15,163,201
                                                                 -------------
Health Care-21.1%
Biotechnology-4.2%
Amgen, Inc.(a)                                        21,300         1,239,873
Genentech, Inc.(a)                                    17,500         1,241,450
Gilead Sciences, Inc.(a)                               3,200           118,720
                                                                 -------------
                                                                     2,600,043
                                                                 -------------
Drugs-3.1%
Eli Lilly & Co.                                        4,500           263,115
Teva Pharmaceutical Industries, Ltd.
   (ADR) (Israel)*                                    51,400         1,605,736
                                                                 -------------
                                                                     1,868,851
                                                                 -------------
Medical Products-7.9%
Alcon, Inc. (Switzerland)                             14,000         1,358,000
St. Jude Medical, Inc.(a)                             48,500         1,892,955
Zimmer Holdings, Inc.(a)                              19,200         1,563,264
                                                                 -------------
                                                                     4,814,219
                                                                 -------------
Medical Services-5.9%
UnitedHealth Group, Inc.                              23,700         2,239,887
WellPoint, Inc.(a)                                    11,000         1,405,250
                                                                 -------------
                                                                     3,645,137
                                                                 -------------
                                                                    12,928,250
                                                                 -------------
Finance-11.1%
Brokerage & Money Management-3.0%
Franklin Resources, Inc.*                              9,600           659,328
Merrill Lynch & Co., Inc.                              6,700           361,331
The Goldman Sachs Group, Inc.                          7,400           790,246
                                                                 -------------
                                                                     1,810,905
                                                                 -------------
Insurance-4.7%
AFLAC, Inc.                                           10,200           414,630
American International Group, Inc.                    34,800         1,769,580
The Progressive Corp.                                  8,001           730,251
                                                                 -------------
                                                                     2,914,461
                                                                 -------------
Miscellaneous-3.4%
Citigroup, Inc.                                       17,300           812,408
MBNA Corp.                                            63,400         1,252,150
                                                                 -------------
                                                                     2,064,558
                                                                 -------------
                                                                     6,789,924
                                                                 -------------


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN PREMIER GROWTH INSTITUTIONAL FUND


                                                   Shares or
                                                   Principal
                                                      Amount
Company                                                (000)              Value
-------------------------------------------------------------------------------
Energy-5.2%
Oil Service-5.2%
Halliburton Co.                                       33,000        $1,372,470
Nabors Industries, Ltd. (Bermuda)(a)                  33,400         1,799,258
                                                                 -------------
                                                                     3,171,728
                                                                 -------------
Consumer Staples-4.6%
Cosmetics-2.4%
Avon Products, Inc.                                   36,400         1,458,912
                                                                 -------------
Household Products-1.6%
Colgate-Palmolive Co.                                  6,900           343,551
The Procter & Gamble Co.                              12,100           655,215
                                                                 -------------
                                                                       998,766
                                                                 -------------
Retail-Food & Drug-0.6%
Whole Foods Market, Inc.                               3,700           368,964
                                                                 -------------
                                                                     2,826,642
                                                                 -------------
Capital Goods-3.5%
Miscellaneous-3.5%
General Electric Co.                                  59,800         2,164,760
                                                                 -------------
Consumer Manufacturing-2.9%
Building & Related-2.9%
Pulte Homes, Inc.                                     24,600         1,757,670
                                                                 -------------
Total Common Stocks
   (cost $49,487,010)                                               61,027,258
                                                                 -------------
SHORT-TERM INVESTMENT-1.5%
Time Deposit-1.5%
State Street Euro Dollar
   2.10%, 5/02/05
   (cost $921,000)                                    $  921           921,000
                                                                 -------------
Total Investment Before Security
   Lending Collateral-101%
   (cost $50,408,010)                                               61,948,258
                                                                 -------------

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED-15.3%
Short-Term Investment
UBS Private Money Market Fund, LLC, 2.81%
   (cost $9,426,875)                               9,426,875         9,426,875
                                                                 -------------
Total Investments-116.3%
   (cost $59,834,885)                                               71,375,133
Other assets less liabilities-(16.3%)                              (10,026,034)
                                                                 -------------
Net Assets-100%                                                    $61,349,099
                                                                 =============


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN PREMIER GROWTH INSTITUTIONAL FUND o 15


* Represents entire or partial securities out on loan. See Note E for securities lending information.

(a) Non-income producing security.

    Glossary:
    ADR-American Depositary Receipt.


    See notes to financial statements.


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN PREMIER GROWTH INSTITUTIONAL FUND


SMALL CAP GROWTH INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)


Company                                               Shares              Value
-------------------------------------------------------------------------------
COMMON STOCKS-97.9%
Consumer Services-27.0%
Advertising-1.6%
Digitas, Inc.(a)*                                    307,900        $3,069,763
                                                                 -------------
Apparel-1.0%
Carter's, Inc.(a)*                                    52,200         1,968,984
                                                                 -------------
Broadcasting & Cable-2.4%
Cumulus Media, Inc. Cl.A(a)*                         172,300         2,236,454
Entravision Communications Corp. Cl.A(a)*            296,900         2,336,603
                                                                 -------------
                                                                     4,573,057
                                                                 -------------
Entertainment & Leisure-3.6%
Activision, Inc.(a)                                  158,666         2,294,310
Sunterra Corp.(a)*                                   145,600         2,264,080
Life Time Fitness, Inc.(a)                            82,000         2,219,740
                                                                 -------------
                                                                     6,778,130
                                                                 -------------
Retail-General Merchandise-3.5%
Dick's Sporting Goods, Inc.(a)*                       84,950         2,613,062
MarineMax, Inc.(a)                                    65,400         1,769,070
Too, Inc.(a)                                          95,842         2,205,325
                                                                 -------------
                                                                     6,587,457
                                                                 -------------
Miscellaneous-14.9%
Audible, Inc.(a)*                                    121,000         1,551,220
Bright Horizons Family Solutions, Inc.(a)             76,200         2,582,418
Charles River Associates, Inc.(a)*                    29,200         1,530,080
Dycom Industries, Inc.(a)                            124,400         2,893,544
Huron Consulting Group, Inc.(a)                       82,100         1,727,384
Insight Enterprises, Inc.(a)                         164,300         2,973,830
Laureate Education, Inc.(a)                           71,430         3,172,921
MSC Industrial Direct Co., Inc. Cl.A                  75,900         2,039,433
Resources Connection, Inc.(a)*                       173,500         3,315,585
ScanSource, Inc.(a)*                                  53,153         2,458,326
Strayer Education, Inc.*                              26,500         2,842,920
ZipRealty, Inc.(a)                                    92,650         1,296,173
                                                                 -------------
                                                                    28,383,834
                                                                 -------------
                                                                    51,361,225
                                                                 -------------
Technology-23.4%
Communication Services-0.8%
InPhonic, Inc.(a)*                                    62,200           959,124
Syniverse Holdings, Inc.(a)                           47,600           575,960
                                                                 -------------
                                                                     1,535,084
                                                                 -------------
Computer Services-7.7%
Alliance Data Systems Corp.(a)                        60,600         2,448,240
Anteon International Corp.(a)                         80,300         3,356,540
Euronet Worldwide, Inc.(a)*                          124,400         3,677,264
Kanbay International, Inc.(a)*                        94,000         1,690,120


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL CAP GROWTH INSTITUTIONAL FUND o 17


Company                                               Shares              Value
-------------------------------------------------------------------------------
Ness Technologies, Inc.(a)                           173,500        $1,856,450
Sapient Corp.(a)*                                    221,500         1,583,725
                                                                 -------------
                                                                    14,612,339
                                                                 -------------
Computer Software-5.0%
Macromedia, Inc.(a)*                                  99,700         3,949,117
Niku Corp.(a)                                        110,200         1,736,752
Quest Software, Inc.(a)                              239,300         2,838,098
VeriFone Holdings, Inc.(a)                            96,800         1,040,600
                                                                 -------------
                                                                     9,564,567
                                                                 -------------
Contract Manufacturing-0.7%
Semtech Corp.(a)                                      79,400         1,341,066
                                                                 -------------
Internet Infrastructure-0.3%
RightNow Technologies, Inc.(a)*                       66,900           596,748
                                                                 -------------
Semi-Conductor Capital Equipment-0.9%
FormFactor, Inc.(a)*                                  75,700         1,728,988
                                                                 -------------
Semi-Conductor Components-2.1%
ATMI, Inc.(a)                                         70,500         1,615,507
Microsemi Corp.(a)                                   144,300         2,441,556
                                                                 -------------
                                                                     4,057,063
                                                                 -------------
Miscellaneous-5.9%
Amphenol Corp. Cl.A                                   52,240         2,060,346
Exar Corp.(a)                                         70,300           892,107
Kronos, Inc.(a)*                                      17,800           695,090
MICROS Systems, Inc.(a)                               64,000         2,537,600
TNS, Inc.(a)                                          17,500           324,800
TTM Technologies, Inc.(a)*                           299,100         2,694,891
Wind River Systems, Inc.(a)                          146,900         1,906,762
                                                                 -------------
                                                                    11,111,596
                                                                 -------------
                                                                    44,547,451
                                                                 -------------
Health Care-15.7%
Biotechnology-6.0%
MGI Pharma, Inc.(a)*                                  83,000         1,830,150
NeoPharm, Inc.(a)*                                   158,700         1,325,145
Orchid Biosciences, Inc.(a)                           79,600           719,584
Protein Design Labs, Inc.(a)*                        107,800         1,927,464
Serologicals Corp.(a)*                               115,980         2,497,049
SFBC International, Inc.(a)                           62,800         1,959,360
Telik, Inc.(a)*                                       70,600         1,143,720
                                                                 -------------
                                                                    11,402,472
                                                                 -------------
Medical Products-5.3%
Abaxis, Inc.(a)*                                      92,900           882,550
Angiotech Pharmaceuticals, Inc. (Canada)(a)           83,100         1,129,329
Animas Corp.(a)*                                     106,600         1,998,217
ArthroCare Corp.(a)*                                  70,800         2,080,104
INAMED Corp.(a)*                                      15,945           970,094
OraSure Technologies, Inc.(a)                        182,700         1,454,292


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN SMALL CAP GROWTH INSTITUTIONAL FUND


Company                                               Shares              Value
-------------------------------------------------------------------------------
Ventana Medical Systems, Inc.(a)                      22,000          $876,040
VNUS Medical Technologies, Inc.(a)*                   80,500           773,605
                                                                 -------------
                                                                    10,164,231
                                                                 -------------
Medical Services-4.4%
Amedisys, Inc.(a)*                                    77,900         2,337,779
LabOne, Inc.(a)*                                      75,550         2,650,294
Stericycle, Inc.(a)                                   42,700         2,078,209
United Surgical Partners International, Inc.(a)       29,600         1,309,800
                                                                 -------------
                                                                     8,376,082
                                                                 -------------
                                                                    29,942,785
                                                                 -------------
Energy-9.8%
Oil Service-9.8%
Bill Barrett Corp.(a)*                                51,700         1,377,288
Cimarex Energy Co.(a)*                                35,400         1,256,700
Core Laboratories N.V. (Netherlands)(a)               86,692         2,045,931
Dril-Quip, Inc.(a)                                    25,900           754,985
FMC Technologies, Inc.(a)*                            72,700         2,204,991
Gulf Island Fabrication, Inc.                         14,500           305,080
Helmerich & Payne, Inc.*                              59,000         2,267,960
Hydril Co.(a)                                         38,400         2,019,840
Range Resources Corp.*                                97,600         2,210,640
Spinnaker Exploration Co.(a)                          33,700         1,078,737
W-H Energy Services, Inc.(a)                          89,600         1,972,992
Whiting Petroleum Corp.(a)                            40,900         1,238,043
                                                                 -------------
                                                                    18,733,187
                                                                 -------------
Capital Goods-8.1%
Electrical Equipment-1.6%
Essex Corp.(a)                                       107,300         1,648,128
United Defense Industries, Inc.*                      20,200         1,494,396
                                                                 -------------
                                                                     3,142,524
                                                                 -------------
Electronic Equipment-0.9%
Engineered Support Systems, Inc.                      48,200         1,702,424
                                                                 -------------
Machinery-3.1%
Actuant Corp. Cl.A(a)                                 46,600         1,984,694
Commercial Vehicle Group, Inc.(a)*                    93,000         1,793,040
Oshkosh Truck Corp.*                                  28,700         2,156,805
                                                                 -------------
                                                                     5,934,539
                                                                 -------------
Miscellaneous-2.5%
GrafTech International, Ltd.(a)*                     172,400           656,844
IDEX Corp.*                                           64,950         2,419,388
Simpson Manufacturing Co., Inc.                       60,900         1,644,300
                                                                 -------------
                                                                     4,720,532
                                                                 -------------
                                                                    15,500,019
                                                                 -------------
Finance-4.4%
Banking - Regional-0.8%
Community Bancorp(a)                                  40,500           972,810
Oriental Financial Group, Inc.                        38,530           537,494
                                                                 -------------
                                                                     1,510,304
                                                                 -------------


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL CAP GROWTH INSTITUTIONAL FUND o 19


Company                                               Shares              Value
-------------------------------------------------------------------------------
Brokerage & Money Management-2.2%
Affiliated Managers Group, Inc.(a)*                   28,250        $1,766,472
Greenhill & Co., Inc.*                                36,200         1,140,300
optionsXpress Holdings, Inc.(a)*                      92,400         1,204,896
                                                                 -------------
                                                                     4,111,668
                                                                 -------------
Insurance-0.7%
Primus Guaranty, Ltd. (Bermuda)(a)*                  124,300         1,417,020
                                                                 -------------
Miscellaneous-0.7%
Advance America Cash Advance Centers, Inc.*           82,530         1,149,643
Archipelago Holdings, Inc.(a)*                         6,200           201,190
                                                                 -------------
                                                                     1,350,833
                                                                 -------------
                                                                     8,389,825
                                                                 -------------
Transportation-3.7%
Air Freight-1.5%
UTI Worldwide, Inc. (U.S. Virgin Islands)             45,300         2,905,542
                                                                 -------------
Shipping-1.1%
Kirby Corp.(a)                                        49,900         2,032,926
                                                                 -------------
Trucking-1.1%
Universal Truckload Services, Inc.(a)                 26,100           416,034
Werner Enterprises, Inc.*                             95,350         1,771,603
                                                                 -------------
                                                                     2,187,637
                                                                 -------------
                                                                     7,126,105
                                                                 -------------
Basic Industry-3.5%
Chemicals-2.3%
Georgia Gulf Corp.                                    51,400         1,897,174
Hexcel Corp.(a)                                      153,900         2,523,960
                                                                 -------------
                                                                     4,421,134
                                                                 -------------
Mining & Metals-1.2%
Allegheny Technologies, Inc.*                         95,380         2,136,512
                                                                 -------------
                                                                     6,557,646
                                                                 -------------
Consumer Manufacturing-1.2%
Building & Related-1.2%
Hughes Supply, Inc.                                   84,900         2,215,890
                                                                 -------------
Consumer Staples-1.1%
Household Products-1.1%
Tempur-Pedic International, Inc.(a)*                 107,800         2,057,902
                                                                 -------------
Total Common Stocks
   (cost $156,589,593)                                             186,432,035
                                                                 -------------


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN SMALL CAP GROWTH INSTITUTIONAL FUND


                                                   Shares or
                                                   Principal
                                                      Amount
Company                                                (000)              Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-2.6%
Time Deposit-2.6%
State Street Euro Dollar
   2.10%, 5/02/05
   (cost $5,045,000)                                 $ 5,045        $5,045,000
                                                                 -------------
Total Investment Before Security
Lending Collateral-100.5%
   (cost $161,634,593)                                             191,477,035
                                                                 -------------
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED-24.0%
Short-Term Investment
UBS Private Money Market Fund, LLC, 2.81%
   (cost $45,728,831)                             45,728,831        45,728,831
                                                                 -------------
Total Investments-124.5%
   (cost $207,363,424)                                             237,205,866
Other assets less liabilities-(24.5%)                              (46,707,700)
                                                                 -------------
Net Assets-100%                                                   $190,498,166
                                                                 =============


* Represents entire or partial securities out on loan. See Note E for securities lending information.

(a) Non-income producing security.

    See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL CAP GROWTH INSTITUTIONAL FUND o 21


STATEMENT OF ASSETS & LIABILITIES
April 30, 2005 (unaudited)


                                                                    Small
                                              Premier Growth      Cap Growth
                                               Institutional    Institutional
                                                   Fund             Fund
                                              ==============    =============
Assets
Investments in securities, at value
   (cost $59,834,885 and $207,363,424,
   respectively--including investment of
   cash collateral for securities loaned of
   $9,426,875 and $45,728,831,
   respectively)                                 $71,375,133(a)  $237,205,866(a)
Cash                                                     347              942
Receivable for investment securities sold            334,819        3,314,730
Dividends and interest receivable                     14,884           18,536
Receivable for capital stock sold                     43,673           62,037
                                              --------------    -------------
Total assets                                      71,768,856      240,602,111
                                              ==============    =============
Liabilities
Payable for collateral on securities loaned        9,426,875       45,728,831
Payable for investment securities
   purchased                                         679,971        4,057,145
Payable for capital stock redeemed                   218,770           52,472
Advisory fee payable                                  20,102          125,412
Transfer Agent fee payable                             2,924            1,428
Distribution fee payable                                 855                2
Accrued expenses                                      70,260          138,655
                                              --------------    -------------
Total liabilities                                 10,419,757       50,103,945
                                              --------------    -------------
Net Assets                                       $61,349,099     $190,498,166
                                              ==============    =============
Composition of Net Assets
Capital stock, at par                                 $6,659          $23,841
Additional paid-in capital                       249,733,622      149,005,728
Accumulated net investment loss                      (48,263)        (741,106)
Accumulated net realized gain (loss) on
   investment transactions                      (199,883,167)      12,367,261
Net unrealized appreciation
   of investments                                 11,540,248       29,842,442
                                              --------------    -------------
                                                 $61,349,099     $190,498,166
                                              ==============    =============
Calculation of Maximum Offering Price
Class I Shares
Net assets                                       $58,001,341     $190,497,984
                                              ==============    =============
Shares of capital stock issued
   and outstanding                                 6,287,022       23,840,578
                                              ==============    =============
Net asset value, redemption and offering
   price per share                                     $9.23            $7.99
                                                       =====            =====
Class II Shares
Net assets                                        $3,347,758          $182.11
                                              ==============    =============
Shares of capital stock issued
   and outstanding                                   372,307           23.437
                                              ==============    =============
Net asset value, redemption and offering
   price per share                                     $8.99            $7.77
                                                       =====            =====


(a) Includes securities on loan with a value of $9,124,841 and $43,445,833, respectively (see Note E).

    See notes to financial statements.


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


STATEMENT OF OPERATIONS
Six Months Ended April 30, 2005 (unaudited)


                                                                    Small
                                              Premier Growth      Cap Growth
                                               Institutional    Institutional
                                                   Fund             Fund
                                              ==============    =============
Investment Income
Dividends (net of foreign taxes withheld
   of $1,199 and $2,473, respectively)              $240,963         $289,414
Interest                                               8,730           63,884
                                              --------------    -------------
Total income                                         249,693          353,298
                                              --------------    -------------
Expenses
Advisory fee                                         243,537          845,422
Distribution fee--Class II                             5,713                1
Custodian                                             57,559           72,793
Administrative                                        42,500           42,500
Transfer agency                                       25,836           82,806
Audit                                                 25,632           22,103
Registration fees                                     17,812           17,806
Directors' fees and expenses                          10,521           10,673
Legal                                                 10,245           35,209
Printing                                               6,343            3,683
Miscellaneous                                          2,784            5,096
                                              --------------    -------------
Total expenses                                       448,482        1,138,092
Less: expenses waived and reimbursed
   by the Adviser (see Note B)                      (150,509)         (42,500)
Less: expense offset arrangement
   (see Note B)                                          (17)          (1,188)
                                              --------------    -------------
Net expenses                                         297,956        1,094,404
                                              --------------    -------------
Net investment loss                                  (48,263)        (741,106)
                                              --------------    -------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain on investment
   transactions                                      366,256       18,146,001
Net change in unrealized
   appreciation/depreciation
   of investments                                   (463,036)     (19,142,873)
                                              --------------    -------------
Net loss on investment
   transactions                                      (96,780)        (996,872)
                                              --------------    -------------
Net Decrease in Net Assets
   from Operations                                 $(145,043)     $(1,737,978)
                                              ==============    =============


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 23


STATEMENT OF CHANGES IN NET ASSETS


                                                      Premier Growth
                                                    Institutional Fund
                                              ===============================
                                                Six Months
                                                  Ended          Year Ended
                                              April 30, 2005     October 31,
                                                (unaudited)         2004
                                              ==============    =============
Increase (Decrease) in Net Assets
   from Operations
Net investment loss                                 $(48,263)       $(248,715)
Net realized gain on investment
   transactions                                      366,256        6,651,929
Net change in unrealized
   appreciation/depreciation
   of investments                                   (463,036)      (4,088,856)
                                              --------------    -------------
Net increase (decrease) in net assets
   from operations                                  (145,043)       2,314,358
Capital Stock Transactions
Net decrease                                        (405,425)     (35,031,008)
                                              --------------    -------------
Total decrease                                      (550,468)     (32,716,650)
Net Assets
Beginning of period                               61,899,567       94,616,217
                                              --------------    -------------
End of period (including accumulated
   net investment loss of ($48,263)
   and ($0), respectively)                       $61,349,099      $61,899,567
                                              ==============    =============


See notes to financial statements.


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


                                                     Small Cap Growth
                                                    Institutional Fund
                                              ===============================
                                                Six Months
                                                  Ended          Year Ended
                                              April 30, 2005     October 31,
                                                (unaudited)         2004
                                              ==============    =============
Increase (Decrease) in Net Assets
from Operations
Net investment loss                                $(741,106)     $(1,833,078)
Net realized gain on investment
   transactions                                   18,146,001       17,613,169
Net change in unrealized
   appreciation/depreciation
   of investments                                (19,142,873)       3,510,031
                                              --------------    -------------
Net increase (decrease) in net assets
   from operations                                (1,737,978)      19,290,122
Capital Stock Transactions
Net increase (decrease)                          (55,760,301)      36,039,735
                                              --------------    -------------
Total increase (decrease)                        (57,498,279)      55,329,857
Net Assets
Beginning of period                              247,996,445      192,666,588
                                              --------------    -------------
End of period (including accumulated
   net investment loss of ($741,106)
   and ($0), respectively)                      $190,498,166     $247,996,445
                                              ==============    =============



See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 25


NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)


NOTE A
Significant Accounting Policies

AllianceBernstein Institutional Funds, Inc. (the "Company"), was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 as an open-end series investment company. The Company is comprised of three funds, AllianceBernstein Premier Growth Institutional Fund, AllianceBernstein Small Cap Growth Institutional Fund and AllianceBernstein Real Estate Investment Institutional Fund. This report relates only to the AllianceBernstein Premier Growth Institutional Fund and the AllianceBernstein Small Cap Growth Institutional Fund. Each Fund has different investment objectives and policies. Each Fund offers Class I and Class II shares. Sales are made without a sales charge, at each Fund's net asset value per share. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period.Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but ex-


-------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


cluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized cur-


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 27


rency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Funds accrete discounts and amortize premiums as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that Class II shares bear higher transfer agent and distribution fees. Expenses of the Company are charged to each Fund in proportion to their net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions With Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Funds paid the Adviser an advisory fee at an annual rate of 1% of the Premier Growth Institutional and Small Cap Growth Institutional Fund's average daily


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


net assets. Such fee is accrued daily and paid monthly. Effective September 7, 2004, the advisory fees were reduced to an annual rate of:

                                                Average Daily Net Assets
                         ---------------------------------------------------------------------
Institutional Fund        First $2.5 Billion       Next $2.5 Billion   In Excess of $5 Billion
----------------------------------------------------------------------------------------------
Premier Growth                  .75%                    .65%                    .60%
Small Cap Growth                .75%                    .65%                    .60%

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Funds at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .90% and 1.20% of average daily net assets for Class I and Class II of the Premier Growth Institutional Fund and 1.20% and 1.50% of average daily net assets for Class I and Class II of the Small Cap Growth Institutional Fund. For the six months ended April 30, 2005, such reimbursements amounted to $108,009 for the Premier Growth Institutional Fund. There was no reimbursement for Small Cap Growth Institutional Fund.

Pursuant to the advisory agreement, the Adviser provides to each Fund certain legal and accounting services. For the six months ended April 30, 2005, the Adviser voluntarily agreed to waive all of its fees for the Premier Growth Institutional and Small Cap Growth Institutional Funds. Such waiver amounted to: Premier Growth Institutional Fund $42,500 and Small Cap Growth Institutional Fund $42,500.

The Funds compensate Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. For the six months ended April 30, 2005, such compensation amounted to:
Premier Growth Institutional Fund $18,000 and Small Cap Growth Institutional Fund $9,000.

For the six months ended April 30, 2005, the Fund's expenses were reduced by $17 and $1,188 for the Premier Growth Institutional and Small Cap Growth Institutional, respectively, under an expense offset arrangement with AGIS.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2005, amounted to $65,387 for the Premier Growth Institutional Fund and $417,143 for the Small Cap Growth Institutional Fund, of which $4,743 and $0 were by the Premier Growth Institutional Fund and $3,389 and $0 were paid by the Small Cap Growth Institutional Fund, respec-


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 29


tively, to Sanford C. Bernstein &Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C
Distribution Services Agreement

The Funds have adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay distribution and servicing fees to AllianceBernstein Investment Research and Management,Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30% of average daily net assets attributable to Class II shares. There are no distribution and servicing fees on Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class II shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds' shares.

NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2005 were as follows:

                                   PremierGrowth                        Small Cap Growth
                                   Institutional                         Institutional
                         ---------------------------------     -------------------------------
                          Purchases               Sales         Purchases              Sales
                         ---------------------------------------------------------------------
Investment securities
   (excluding U.S.
   government
   securities)           $30,297,516         $30,642,472       $134,895,315        $188,522,249
U.S. government
   securities                     -0-                 -0-                -0-                 -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

                                                  Premier         Small Cap
                                                  Growth           Growth
                                               Institutional    Institutional
                                               ==============================
Gross unrealized appreciation                    $11,938,537      $39,840,927
Gross unrealized depreciation                       (398,289)      (9,998,485)
                                               -------------      -----------
Net unrealized appreciation.                     $11,540,248      $29,842,442
                                               =============      ===========


-------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


NOTE E
Securities Lending

The Premier Growth Institutional and Small Cap Growth Institutional Funds have entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Funds, administers the lending of portfolio securities to certain broker-dealers. In return, the Funds receive fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Funds. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Funds. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Funds. The Lending Agent will indemnify the respective Fund for any losses resulting from a borrower's failure to return a loaned security when due. As of April 30, 2005, the Premier Growth Institutional and the Small Cap Growth Institutional Funds had loaned securities with a value of $9,124,841 and $43,445,833, respectively, and received cash collateral which was invested in a money market fund valued at $9,426,875 and $45,728,831, respectively, as included in the accompanying portfolio of investments. For the six months ended April 30, 2005, the Premier Growth Institutional Fund and Small Cap Growth Institutional Fund earned fee income of $469 and $7,379, respectively, which is included in interest income in the accompanying statement of operations.

NOTE F
Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, 6,000,000,000 shares each for Premier Growth Institutional Fund and Small Cap Growth Institutional Fund. Each Fund consists of two classes designated


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 31


Class I and Class II, each with 3,000,000,000 authorized shares. Transactions in shares of capital stock were as follows:

                                Premier Growth Institutional Fund
                    -----------------------------------------------------------
                               Shares                        Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     April 30, 2005  October 31, April 30, 2005    October 31,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class I
Shares sold            1,659,922     1,893,071     $16,134,983     $17,518,913
-------------------------------------------------------------------------------
Shares redeemed       (1,658,653)   (3,881,122)    (15,876,048)    (35,426,260)
-------------------------------------------------------------------------------
Net increase
   (decrease)              1,269    (1,988,051)       $258,935    $(17,907,347)
==============================================================================
Class II
Shares sold               22,981       200,443        $213,602      $1,787,518
-------------------------------------------------------------------------------
Shares redeemed          (94,005)   (2,104,660)       (877,962)    (18,911,179)
-------------------------------------------------------------------------------
Net decrease             (71,024)   (1,904,217)      $(664,360)   $(17,123,661)
==============================================================================

                               Small Cap Growth Institutional Fund
                    -----------------------------------------------------------
                               Shares                        Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     April 30, 2005  October 31, April 30, 2005    October 31,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class I
Shares sold            2,560,971     5,345,787     $22,524,129     $42,749,459
-------------------------------------------------------------------------------
Shares redeemed       (8,896,541)     (831,200)    (78,284,130)     (6,709,324)
-------------------------------------------------------------------------------
Net increase
   (decrease)         (6,335,570)    4,514,587    $(55,760,001)    $36,040,135
==============================================================================
Class II
Shares sold                   -0-           -0-            $-0-            $-0-
-------------------------------------------------------------------------------
Shares redeemed              (34)          (53)           (300)           (400)
-------------------------------------------------------------------------------
Net decrease                 (34)          (53)          $(300)          $(400)
==============================================================================

NOTE G
Risk Involved in Investing in the Funds

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of the future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

Indemnification Risk--In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maxiumum


-------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


Notes to Financial Statements

exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Funds did not utilize the Facility during the six months ended April 30, 2005.

NOTE I
Components of Accumulated Earnings/(Deficit) and Distributions to Shareholders

Premier Growth Institutional Fund

The tax character of distributions to be paid for the year ending October 31, 2005 will be determined at the end of the current fiscal year. As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $(199,039,784)(a)
Unrealized appreciation/(depreciation)                          10,793,645(b)
                                                             ------------
Total accumulated earnings/(deficit)                         $(188,246,139)
                                                             =============

(a) On October 31, 2004, the Fund had a net capital loss carryforward for federal income tax purposes of $199,039,784, of which $108,889,338 expires in the year 2009, $71,321,142 expires in the year 2010 and $18,829,304 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year ended October 31, 2004, $4,318,109 of capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Small Cap Growth Institutional Fund

The tax character of distributions to be paid for the year ending October 31, 2005 will be determined at the end of the current fiscal year. As of October 31,


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 33


2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $(3,287,238)(a)
Unrealized appreciation/(depreciation)                          46,493,813(b)
                                                             ------------
Total accumulated earnings/(deficit)                           $43,206,575
                                                             =============

(a) On October 31, 2004, the Fund had a net capital loss carryforward for federal income tax purposes of $3,287,238 all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year ended October 31, 2004, $17,614,480 of capital loss carryforward was utilized.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

NOTE J
Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

   (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

   (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and


-------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


   (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Funds' investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Funds' investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Company ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 35


in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquires described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law


-------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Company's shares or other adverse consequences to the Company. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Company.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 37


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Premier Growth Institutional Fund
                                            ----------------------------------------------------------------------------
                                                                             Class I
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              April 30,                      Year Ended October 31,
                                                  2005   ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            ----------------------------------------------------------------------------
Net asset value, beginning of period           $9.21        $8.95        $7.92        $9.87       $17.06       $17.55
                                            ----------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a)(b)                       (.01)        (.03)        (.01)        (.02)        (.02)        (.03)
Net realized and unrealized
   gain (loss) on investment
   transactions                                  .03          .29         1.04        (1.93)       (5.94)         .75
                                            ----------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations                                    .02          .26         1.03        (1.95)       (5.96)         .72
                                            ----------------------------------------------------------------------------
Less: Distributions
Distributions from
   net realizedgain on
   investment transactions                        -0-          -0-          -0-          -0-       (1.12)       (1.21)
Distributions in excess
   of net realized gain on
   investment transactions                        -0-          -0-          -0-          -0-        (.11)          -0-
                                            ----------------------------------------------------------------------------
Total distributions                               -0-          -0-          -0-          -0-       (1.23)       (1.21)
                                            ----------------------------------------------------------------------------
Net asset value, end of period                 $9.23        $9.21        $8.95        $7.92        $9.87       $17.06
                                            ============================================================================
Total Return
Total investment return based on
   net asset value(c)                            .22%        2.91%       13.01%      (19.76)%     (37.36)%       3.94%
Ratios/Supplemental Data
Net assets, end of period(d)                 $58,001      $57,912      $74,042      $67,380     $178,157     $446,373
Ratio to average net assets of:
   Expenses, net of
      waivers/reimbursements                     .90%(e)      .90%         .90%         .90%         .90%         .90%
   Expenses, before
      waivers/reimbursements                    1.37%(e)     1.49%        1.54%        1.32%        1.16%        1.13%
   Net investment loss(b)                       (.13)%(e)    (.30)%       (.08)%       (.23)%       (.20)%      (.16)%
Portfolio turnover rate                           47%          74%          91%          96%         156%         124%


See footnote summary on page 41.


-------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Premier Growth Institutional Fund
                                            ----------------------------------------------------------------------------
                                                                             Class II
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              April 30,                      Year Ended October 31,
                                                  2005   ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            ----------------------------------------------------------------------------
Net asset value, beginning of period           $8.99        $8.76        $7.78        $9.73       $16.88       $17.44
                                            ----------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a)(b)                       (.02)        (.05)        (.03)        (.05)        (.06)        (.10)
Net realized and unrealized
   gain (loss) on investment
   transactions                                  .02          .28         1.01        (1.90)       (5.86)         .75
                                            ----------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations                                     -0-         .23          .98        (1.95)       (5.92)         .65
                                            ----------------------------------------------------------------------------
Less: Distributions
Distributions from
   net realized gain on
   investment transactions                        -0-          -0-          -0-          -0-       (1.12)       (1.21)
Distributions in excess
   of net realized gain on
   investment transactions                        -0-          -0-          -0-          -0-        (.11)          -0-
                                            ----------------------------------------------------------------------------
Total distributions                               -0-          -0-          -0-          -0-       (1.23)       (1.21)
                                            ----------------------------------------------------------------------------
Net asset value, end of period                 $8.99        $8.99        $8.76        $7.78        $9.73       $16.88
                                            ============================================================================
Total Return
Total investment return based on
   net asset value(c)                             -0-        2.63%       12.60%      (20.04)%     (37.54)%       3.54%
Ratios/Supplemental Data
Net assets, end of period(d)                  $3,348       $3,988      $20,574      $20,672      $28,152      $10,176
Ratio to average net assets of:
   Expenses, net of
      waivers/reimbursements                    1.20%(e)     1.20%        1.20%        1.20%        1.20%        1.30%
   Expenses, before
      waivers/reimbursements                    1.61%(e)     1.72%        1.80%        1.60%        1.49%        1.53%
   Net investment loss(b)                       (.42)%(e)    (.61)%       (.39)%       (.52)%       (.52)%       (.57)%
Portfolio turnover rate                           47%          74%          91%          96%         156%         124%


See footnote summary on page 41.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 39


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Small Cap Growth Institutional Fund
                                            ----------------------------------------------------------------------------
                                                                             Class I
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              April 30,                      Year Ended October 31,
                                                  2005   ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            ----------------------------------------------------------------------------
Net asset value, beginning of period           $8.22        $7.51        $5.24        $6.80       $11.38        $7.92
                                            ----------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a)(b)                       (.03)        (.07)        (.05)        (.06)        (.05)        (.11)
Net realized and unrealized
   gain (loss) on investment
   transactions                                 (.20)         .78         2.32        (1.50)       (2.69)        3.57
                                            ----------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations                              (.23)         .71         2.27        (1.56)       (2.74)        3.46
                                            ----------------------------------------------------------------------------
Less: Distributions
Distributions from
   net realized gain on
   investment transactions                        -0-          -0-          -0-          -0-       (1.72)          -0-
Distributions in excess
   of net realized gain on
   investment transactions                        -0-          -0-          -0-          -0-        (.12)          -0-
                                            ----------------------------------------------------------------------------
Total distributions                               -0-          -0-          -0-          -0-       (1.84)          -0-
                                            ----------------------------------------------------------------------------
Net asset value, end of period                 $7.99        $8.22        $7.51        $5.24        $6.80       $11.38
                                            ============================================================================
Total Return
Total investment return based on
   net asset value(c)                          (2.80)%       9.45%       43.32%      (22.94)%     (27.20)%      43.69%
Ratios/Supplemental Data
Net assets, end of period(d)                $190,498     $247,996     $192,666     $105,172      $59,184      $12,606
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                             .97%(e)     1.01%        1.20%        1.20%        1.20%        1.20%
   Expenses, before waivers/
      reimbursements                            1.01%(e)     1.23%        1.39%        1.52%        2.38%        2.39%
   Net investment loss(b)                       (.66)%(e)    (.82)%       (.89)%       (.95)%       (.71)%      (1.08)%
Portfolio turnover rate                           61%          86%         115%         106%         125%         181%


See footnote summary on page 41.


-------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Small Cap Growth Institutional Fund
                                            ----------------------------------------------------------------------------
                                                                             Class II
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              April 30,                      Year Ended October 31,
                                                  2005   ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            ----------------------------------------------------------------------------
Net asset value, beginning of period           $8.00        $7.33        $5.14        $6.71       $11.32        $7.90
                                            ----------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a)(b)                       (.04)        (.08)        (.08)        (.20)        (.07)        (.06)
Net realized and unrealized
   gain (loss) on investment
   transactions                                 (.19)         .75         2.27        (1.37)       (2.70)        3.48
                                            ----------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations                                   (.23)         .67         2.19        (1.57)       (2.77)        3.42
                                            ----------------------------------------------------------------------------
Less: Distributions
Distributions from
   net realized gain on
   investment transactions                        -0-          -0-          -0-          -0-       (1.72)          -0-
Distributions in excess of
   net realized gain on
   investment transactions                        -0-          -0-          -0-          -0-        (.12)          -0-
                                            ----------------------------------------------------------------------------
Total distributions                               -0-          -0-          -0-          -0-       (1.84)          -0-
                                            ----------------------------------------------------------------------------
Net asset value, end of period                 $7.77        $8.00        $7.33        $5.14        $6.71       $11.32
                                            ============================================================================
Total Return
Total investment return based on
   net asset value(c)                          (2.88)%       9.14%       42.61%      (23.40)%     (27.71)%      43.29%
Ratios/Supplemental Data
Net assets, end of period                       $182         $460         $805          $65          $87         $495
Ratio to average net assets of:
   Expenses, net of
      waivers/reimbursements                    1.11%(e)     1.23%        1.50%        1.50%        1.50%        1.35%
   Expenses, before
      waivers/reimbursements                    1.15%(e)     1.46%        1.59%        1.94%        2.23%        2.29%
   Net investment loss(b)                      (0.84)%(e)   (1.06)%      (1.27)%      (3.09)%       (.84)%       (.64)%
Portfolio turnover rate                           61%          86%         115%         106%         125%         181%


(a)  Based on average shares outstanding.

(b)  Net of expenses waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales change or contingent deferred sales change is not reflected on the calculation of the total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  000's omitted.

(e)  Annualized.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 41


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)

OFFICERS(2)

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Bruce K. Aronow, Senior Vice President
Teresa Marziano, Senior Vice President
Joseph G.Paul, Senior Vice President
Mark Attalienti, Vice President
Thomas J. Bardong, Vice President
Thomas Kamp, Vice President
Kumar Kirpalani, Vice President
Samantha Lau, Vice President
Daniel Nordby, Vice President
Michael J. Reilly, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02116

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered
Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036



(1) Member of the Audit Committee, the Independent Directors Committee and the Governance and Nominating Committee.

(2) Mr. Kamp is the person primarily responsible for the day-to-day management of the AllianceBernstein Premier Growth Institutional Fund's investment portfolio. The day-to-day management of and investment decisions for the AllianceBernstein Small Cap Growth Institutional Fund are made by the Small Cap Growth Investment Team.


-------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


ALLIANCEBERNSTEIN FAMILY OF FUNDS


---------------------------------
Wealth Strategies Funds
---------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy
---------------------------------
Blended Style Funds
---------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio
---------------------------------
Growth Funds
---------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*
---------------------------------
Value Funds
---------------------------------
Domestic
Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund*
Utility Income Fund
Value Fund
Global & International
Global Value Fund
International Value Fund
---------------------------------
Taxable Bond Funds
---------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio
---------------------------------
Municipal Bond Funds
---------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia
---------------------------------
Intermediate Municipal Bond Funds
---------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York
---------------------------------
Closed-End Funds
---------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research GrowthFund. On July 8, 2005, New Europe Fund will merge into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 43


NOTES


-------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


INSTSR0405

-------------------------------------------------------------------------------
Semi-Annual Report
-------------------------------------------------------------------------------

AllianceBernstein [LOGO](R)
Investment Research and Management

AllianceBernstein Real Estate Investment Institutional Fund

April 30, 2005

-------------------------------------------------------------------------------
The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.
-------------------------------------------------------------------------------

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

June 1, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Real Estate Investment Institutional Fund (the "Fund") for the semi-annual reporting period ended April 30, 2005.

Investment Objective and Policies

AllianceBernstein Real Estate Investment Institutional Fund is an open-end fund that seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Investment Results

The table on page 4 shows the Fund's performance compared to its benchmark, the National Association of Real Estate Investment Trusts (NAREIT) Equity Index, as well as the broad U.S. equity market, as represented by the S&P 500 Stock Index, for the six- and 12-month periods ended April 30, 2005.

The Fund's Class I shares underperformed the NAREIT benchmark by 0.27% for the six-month period ended April 30, 2005. The Fund outperformed the S&P during this period by 3.52%. Below-benchmark performance during the six-month period was driven by unfavorable security selection. Stock selection was a negative contributor in the industrial/office sector and a positive contributor in the lodging, residential and retail sectors. Positive stock selection in lodging, residential and retail offset some, but not all, of the negative relative performance from the industrial/office sector. The Fund's holdings in the office sector had particularly weak performance mainly due to the Fund's underweight position in one of the largest office names in the NAREIT Equity Index. This company's stock price has performed well in early 2005 despite poor dividend coverage and an expensive valuation. In addition, one of the Fund's key office/industrial holdings lowered expectations in late 2004 due to weak fundamental recovery of the mid-west markets.

The Fund benefited from stock selection in lodging as the Fund's key investments in this sector participated in the upscale segment of the market where Revpar (revenue per average room) recovery has been the strongest. The Fund's retail and residential investments also performed well. From a sector perspective, the Fund's underweight in health care contributed to performance as this sector continued to be impacted by regulatory uncertainty affecting key tenants.

During the 12-month period ended April 30, 2005, the Fund's Class I shares outperformed their benchmark, the NAREIT Equity Index, by 0.86%. During the same period, the Fund posted a strong absolute return, outpacing the S&P Stock Index by 29.15%. Security selection drove the Fund's outperformance versus the NAREIT Equity Index during the 12-month period. Stock selection was best in the lodging and retail sectors. In both of these sectors, the Fund benefited from owning companies that were acquired--a mall owner by a competitor, and a lodging company by a ven-


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND o 1


ture capital firm--at attractive premiums. In addition, two of the Fund's core lodging names that are exposed to the upper-upscale segment of the market performed well. This better-than-benchmark performance was a reflection of fundamental improvement in room occupancy and rates that have been particularly strong in premium hotels and in coastal locations.

Stock selection was weakest in the industrial/office sector where relative performance was surrendered due to an underweighted position in one of the largest office names in the NAREIT Equity Index; this stock performed well in early 2005. Sector allocation did not impact performance during the 12-month period because the positive contribution from the Fund's underweight in health care offset a negative contribution from the Fund's above market weights in lodging and industrial/office. The office sector recovery lagged when compared to other sectors.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. Class II shares reflect a .30% sales charge. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged NAREIT Equity Index and the unmanaged S&P 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The NAREIT Equity Index is a market value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. Investors cannot invest directly in indices, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

The Fund invests principally in the equity securities of real estate investment trusts. In order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve risks described in the prospectus. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Fund to decline. Investment in a fund that invests in a single sector, such as real estate, entails more risk than a more diversified fund. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND o 3


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE FUND VS. ITS BENCHMARK                           -------------------------
PERIODS ENDED APRIL 30, 2005                          6 Months      12 Months
-------------------------------------------------------------------------------
AllianceBernstein Real Estate Investment
  Institutional Fund
  Class I                                               6.80%         35.48%
-------------------------------------------------------------------------------
  Class II                                              6.70%         35.37%
-------------------------------------------------------------------------------
NAREIT Equity Index                                     7.07%         34.62%
-------------------------------------------------------------------------------
S&P 500 Stock Index                                     3.28%          6.33%
-------------------------------------------------------------------------------


See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005
--------------------------------------------------------------

Class I Shares
1 Year                                            35.48%
5 Years                                           18.02%
Since Inception*                                   9.34%

Class II Shares
1 Year                                            35.37%
5 Years                                           17.76%
Since Inception*                                   9.06%


AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------

Class I Shares
1 Year                                            10.26%
5 Years                                           18.23%
Since Inception*                                   8.71%

Class II Shares
1 Year                                            10.03%
5 Years                                           17.98%
Since Inception*                                   8.43%


*  Inception Date: 12/9/97 for Class I and Class II shares.

See Historical Performance disclosures on page 3.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND o 5


                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                              Beginning            Ending
                                            Account Value      Account Value      Expenses Paid
                                          November 1, 2004     April 30, 2005     During Period*
-------------------------------------------------------------------------------------------------
Class I
Actual                                           $1,000           $1,068.03           $3.23
Hypothetical (5% return before expenses)         $1,000           $1,021.67           $3.16
-------------------------------------------------------------------------------------------------
Class II
Actual                                           $1,000           $1,067.00           $4.10
Hypothetical (5% return before expenses)         $1,000           $1,020.83           $4.01
-------------------------------------------------------------------------------------------------


* Expenses are equal to the classes' annualized expense ratios of 0.63% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND


                                     Portfolio Summary and Ten Largest Holdings
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
April 30, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $670.8


SECTOR BREAKDOWN*

     21.1%   Office
     14.9%   Apartments
     14.7%   Regional Malls
     12.8%   Shopping Centers
     10.8%   Lodging
     10.3%   Warehouse & Industrial           [PIE CHART OMITTED]
      5.8%   Diversified & Others
      3.3%   Office-Industrial Mix
      2.8%   Storage
      1.0%   Health Care

      2.5%   Short-Term


TEN LARGEST HOLDINGS
April 30, 2005 (unaudited)

                                                                    Percent of
Company                                              Value          Net Assets
_______________________________________________________________________________

Simon Property Group, Inc.                      $  45,304,199           6.7%
-------------------------------------------------------------------------------
ProLogis Trust                                     42,373,177           6.3
-------------------------------------------------------------------------------
Developers Diversified Realty Corp.                36,621,476           5.5
-------------------------------------------------------------------------------
Host Marriott Corp.                                31,365,936           4.7
-------------------------------------------------------------------------------
Equity Residential Properties Trust                27,315,120           4.1
-------------------------------------------------------------------------------
General Growth Properties, Inc.                    26,730,707           4.0
-------------------------------------------------------------------------------
Alexandria Real Estate Properties, Inc.            25,862,556           3.9
-------------------------------------------------------------------------------
Archstone-Smith Trust                              22,463,265           3.3
-------------------------------------------------------------------------------
Duke Realty Corp.                                  22,396,140           3.3
-------------------------------------------------------------------------------
Vornado Realty Trust                               22,376,915           3.3
-------------------------------------------------------------------------------
                                                $ 302,809,491          45.1%


* All data are as of April 30, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND o 7


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)


Company                                                Shares             Value
-------------------------------------------------------------------------------

Common Stocks-97.6%

Real Estate Investment Trusts-97.6%
Apartments-14.9%
Archstone-Smith Trust                                 624,500     $  22,463,265
Camden Property Trust                                 385,800        19,675,800
Equity Residential Properties Trust                   795,200        27,315,120
Essex Property Trust, Inc.                            145,400        11,043,130
United Dominion Realty Trust, Inc.                    887,000        19,647,050
                                                                  -------------
                                                                    100,144,365
                                                                  -------------
Diversified & Others-5.8%
iStar Financial, Inc.                                 414,200        16,501,728
Vornado Realty Trust                                  292,700        22,376,915
                                                                  -------------
                                                                     38,878,643
                                                                  -------------
Health Care-1.0%
Windrose Medical Properties Trust                     460,000         6,486,000
                                                                  -------------
Lodging-10.8%
Hilton Hotels Corp.                                   302,400         6,601,392
Host Marriott Corp.                                 1,864,800        31,365,936
LaSalle Hotel Porperties                              321,800         9,776,284
Starwood Hotels & Resorts Worldwide, Inc.             335,600        18,236,504
Sunstone Hotel Investors, Inc.                        299,000         6,566,040
                                                                  -------------
                                                                     72,546,156
                                                                  -------------
Office-21.1%
Alexandria Real Estate Equities, Inc.                 375,800        25,862,556
Arden Realty, Inc.                                    225,900         8,062,371
Boston Properties, Inc.                               328,900        21,861,983
Brookfield Properties Corp. (Canada)                  721,950        18,330,310
Corporate Office Properties Trust                     692,000        18,199,600
Equity Office Properties Trust                        216,000         6,797,520
Glenborough Realty Trust, Inc.                        164,100         3,370,614
Mack-Cali Realty Corp.                                292,300        12,858,277
Maguire Properties, Inc.                              274,000         6,987,000
Prentiss Properties Trust                             281,900         9,364,718
Reckson Associates Realty Corp.                       206,600         6,662,850
SL Green Realty Corp.                                  56,300         3,434,300
                                                                  -------------
                                                                    141,792,099
                                                                  -------------
Office - Industrial Mix-3.3%
Duke Realty Corp.                                     731,900        22,396,140
                                                                  -------------
Regional Malls-14.8%
General Growth Properties, Inc.                       683,475        26,730,707
Macerich Co.                                          108,900         6,566,670
Mills Corp.                                           269,600        15,404,944
Pennsylvania Real Estate Investment Trust             116,000         4,889,400
Simon Property Group, Inc.                            685,700        45,304,199
                                                                  -------------
                                                                     98,895,920
                                                                  -------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                  (000)            Value
-------------------------------------------------------------------------------
Shopping Centers-12.8%
Developers Diversified Realty Corp.                   862,900     $  36,621,476
Kimco Realty Corp.                                    212,250        11,756,528
Pan Pacific Retail Properties, Inc.                   151,900         9,177,798
Regency Centers Corp.                                 302,300        15,916,095
Saul Centers, Inc.                                    114,700         3,842,450
Tanger Factory Outlet Centers, Inc.                   369,200         8,550,672
                                                                  -------------
                                                                     85,865,019
                                                                  -------------
Storage-2.8%
Public Storage, Inc.                                  254,500        14,939,150
Sovran Self Storage, Inc.                              90,200         3,856,050
                                                                  -------------
                                                                     18,795,200
                                                                  -------------
Warehouse & Industrial-10.3%
EastGroup Properties, Inc.                            400,300        15,011,250
First Industrial Realty Trust, Inc.                   228,800         8,740,160
First Potomac Realty Trust                            131,700         2,951,397
ProLogis Trust                                      1,070,300        42,373,177
                                                                  -------------
                                                                     69,075,984
                                                                  -------------
Total Common Stocks
  (cost $487,032,176)                                               654,875,526
                                                                  -------------
Short-Term Investment-2.5%
Time Deposit-2.5%
State Street Euro Dollar
  2.10%, 5/02/05
  (cost $16,447,000)                                  $16,447        16,447,000
                                                                  -------------
Total Investments-100.1%
  (cost $503,479,176)                                               671,322,526
Other assets less liabilities-(0.1%)                                   (528,869)
                                                                  -------------
Net Assets-100%                                                   $ 670,793,657
                                                                  =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND o 9


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2005 (unaudited)


ASSETS
Investments in securities, at value (cost $503,479,176)          $  671,322,526
Cash                                                                        233
Receivable for investment securities sold                             2,365,802
Receivable for capital stock sold                                     1,921,653
Dividends and interest receivable                                       657,281
                                                                 --------------
Total assets                                                        676,267,495
                                                                 --------------
LIABILITIES
Payable for investment securities purchased                           4,401,539
Payable for capital stock redeemed                                      706,074
Advisory fee payable                                                    299,533
Administrative fee payable                                                7,500
Transfer Agent fee payable                                                1,450
Accrued expenses                                                         57,742
                                                                 --------------
Total liabilities                                                     5,473,838
                                                                 --------------
Net Assets                                                       $  670,793,657
                                                                 ==============
COMPOSITION OF NET ASSETS
Capital stock, at par                                            $       51,139
Additional paid-in capital                                          469,439,156
Undistributed net investment income                                  11,319,116
Accumulated net realized gain on investment transactions             22,140,896
Net unrealized appreciation of investments                          167,843,350
                                                                 --------------
                                                                 $  670,793,657
                                                                 ==============

CALCULATION OF MAXIMUM OFFERING PRICE PER SHARE

                                                  Net Asset Value and:
                                              ----------------------------
                                  Shares        Offering      Redemption
Class         Net Assets       Outstanding        Price          Price
---------------------------------------------------------------------------
I            $670,793,507      51,138,657         $13.12         $13.12
II           $     149.61          11.315         $13.22         $13.22


See notes to financial statements.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND


                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2005 (unaudited)


INVESTMENT INCOME
Dividends (net of foreign taxes withheld
  of $11,551)                                     $ 16,628,930
Interest                                               147,738     $ 16,776,668
                                                  ------------

EXPENSES
Advisory fee                                         1,730,826
Custodian                                               75,397
Administrative                                          39,974
Printing                                                30,650
Audit                                                   27,181
Registration fees                                       24,413
Legal                                                   21,294
Transfer agency                                         18,497
Directors' fees and expenses                            11,343
Miscellaneous                                            9,202
                                                  ------------
Total expenses                                       1,988,777
Less: expense offset arrangement
  (see Note B)                                            (442)
                                                  ------------
Net expenses                                                          1,988,335
                                                                   ------------
Net investment income                                                14,788,333
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain on investment
  transactions                                                       27,612,358
Net change in unrealized
  appreciation/depreciation
  of investments                                                       (754,052)
                                                                   ------------
Net gain on investment transactions                                  26,858,306
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $ 41,646,639
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND o 11


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                  Six Months
                                                     Ended
                                                   April 30,       Year Ended
                                                     2005          October 31,
                                                  (unaudited)          2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $   14,788,333   $   11,833,757
Net realized gain on investment
  transactions                                      27,612,358       17,237,256
Net change in unrealized
  appreciation/depreciation
  of investments                                      (754,052)     108,084,129
                                                --------------   --------------
Net increase in net assets
  from operations                                   41,646,639      137,155,142

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income
  Class I                                           (7,786,803)     (18,162,823)
  Class II                                                  (2)              (7)
Net realize gain on
  Investment Transactions
  Class I                                           (5,471,460)              -0-
  Class II                                                  (2)              -0-

CAPITAL STOCK TRANSACTIONS
Net increase                                        48,618,468      110,348,687
                                                --------------   --------------
Total increase                                      77,006,840      229,340,999

NET ASSETS
Beginning of period                                593,786,817      364,445,818
                                                --------------   --------------
End of period (including undistributed
  net investment income of $11,319,116
  and $4,317,588, respectively)                 $  670,793,657   $  593,786,817
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Institutional Funds, Inc. (the "Company"), was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 as an open-end series investment company. The Company is comprised of three funds, AllianceBernstein Premier Growth Institutional Fund, AllianceBernstein Small Cap Growth Institutional Fund and AllianceBernstein Real Estate Investment Institutional Fund. This report relates only to AllianceBernstein Real Estate Investment Institutional Fund (the "Fund"). The Real Estate Investment Institutional Fund offers Class I and Class II shares. Sales are made without a sales charge, at each Fund's net asset value per share. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period.Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND o 13


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized cur-


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

rency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that Class II shares bear higher transfer agent and distribution fees. Expenses of the Company are charged to each Fund in proportion to their net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the Fund's daily net assets. Effective September 7, 2004, the advisory fee was reduced to .55% on the first $2.5 billion of average daily net assets, .45% on the next


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND o 15


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

$2.5 billion of average daily net assets and .40% on average daily net assets in excess of $5 billion. Such fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.50% of average daily net assets for Class I and Class II of the Fund. For the six months ended April 30, 2005, there was no reimbursement for the Fund.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services to the Fund. For the six months ended April 30, 2005, such fees amounted to $39,974.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $9,000 for the six months ended April 30, 2005.

For the six months ended April 30, 2005, the Fund's expenses were reduced by $442, under an expense offset arrangement with AGIS.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2005, amounted to $390,078, of which $274,849 and $0, respectively, was paid to Sanford C. Bernstein &Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30% of average daily net assets attributable to Class II shares. There are no distribution and servicing fees on Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class II shares. The


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2005 were as follows:

                                                  Purchases           Sales
                                                ==============   ==============
Investment securities (excluding
  U.S. government securities)                   $  203,323,866   $  142,639,705
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:


Gross unrealized appreciation                                    $  168,753,955
Gross unrealized depreciation                                          (910,605)
                                                                 --------------
Net unrealized appreciation                                      $  167,843,350
                                                                 ==============

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended April 30, 2005, the Fund did not have any securities on loan.

NOTE F

Capital Stock

There are 6,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class I and Class II, each with


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND o 17


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

3,000,000,000 authorized shares. Transactions in shares of capital stock were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                         Ended      Year Ended        Ended        Year Ended
                    April 30, 2005  October 31,   April 30, 2005   October 31,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class I
Shares sold            7,751,756    15,373,723    $ 99,984,327    $168,170,805
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          353,956       466,246       4,710,542       5,215,824
-------------------------------------------------------------------------------
Shares redeemed       (4,334,637)   (5,689,364)    (56,076,352)    (63,037,156)
-------------------------------------------------------------------------------
Net increase           3,771,075    10,150,605    $ 48,618,517    $110,349,473
===============================================================================

Class II
Shares sold                   -0-            4              -0-   $         39
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               -0-           -0-              1              -0-
-------------------------------------------------------------------------------
Shares redeemed               (4)          (79)            (50)           (825)
-------------------------------------------------------------------------------
Net decrease                  (4)          (75)   $        (49)   $       (786)
===============================================================================

NOTE G

Risk Involved in Investing in the Funds

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of the future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

Concentration of Risk--Although the Fund does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

In addition, investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maxiumum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2005.

NOTE I

Components of Accumulated Earnings/(Deficit) and Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2005 will be determined at the end of the current fiscal year. As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other gains                       $    5,283,713(a)
Unrealized appreciation/(depreciation)                       167,631,277(b)
                                                          --------------
Total accumulated earnings/(deficit)                      $  172,914,990
                                                          ==============


(a) During the fiscal year ended October 31, 2004, $5,784,818 of capital loss carryforward was utilized.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND o 19


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal years ended October 31, 2004 and 2003 were as follows:

                                                     2004             2003
                                                ==============   ==============
Distributions paid from:
  Ordinary income                               $   14,281,543   $    9,508,905
                                                --------------   --------------
  Total taxable distributions                       14,281,543        9,508,905
  Tax return of capital                                     -0-       3,200,022
  Long-term capital gains                            3,881,287               -0-
                                                --------------   --------------
Total distributions paid                        $   18,162,830   $   12,708,927
                                                ==============   ==============


NOTE J

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Company ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND o 21


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquires described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Company's shares or other adverse consequences to the Company. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Company.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND o 23


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          Class I
                                        ----------------------------------------------------------------------------
                                         Six Months
                                           Ended
                                         April 30,                       Year Ended October 31,
                                            2005     ---------------------------------------------------------------
                                        (unaudited)     2004         2003         2002         2001         2000
                                        -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                     $12.54        $9.79        $7.62        $7.66        $7.48        $6.77

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                  .30          .27          .31          .28          .39          .07
Net realized and unrealized
  gain on investment
  transactions                               .56         2.90         2.28          .10          .21         1.12
Net increase in net asset value
  from operations                            .86         3.17         2.59          .38          .60         1.19

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from
  net investment income                     (.16)        (.42)        (.31)        (.28)        (.39)        (.45)
Distribution from net realized gain
  on Investment transactions                (.12)          -0-          -0-          -0-          -0-          -0-
Distributions in excess of
  net investment income                       -0-          -0-          -0-          -0-          -0-        (.03)
Tax return of capital                         -0-          -0-        (.11)        (.14)        (.03)          -0-
Total dividends and distributions           (.28)        (.42)        (.42)        (.42)        (.42)        (.48)
Net asset value,
  end of period                           $13.12       $12.54        $9.79        $7.62        $7.66        $7.48

TOTAL RETURN
Total investment return
  based on net asset value(c)               6.80%       32.98%       34.96%        4.58%        8.05%       18.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(d)            $670,794     $593,787     $364,445     $178,818      $48,472       $1,584
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                   .63%(e)      .70%        1.08%        1.19%        1.00%        1.00%
  Expenses, before
    waivers/reimbursements                   .63%(e)      .94%        1.09%        1.29%        3.52%       13.03%
  Net investment income(b)                  4.70%(e)     2.48%        3.63%        3.41%        5.32%        1.01%
Portfolio turnover rate                       23%          22%          15%          24%          19%         211%



See footnote summary on page 25.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                           Class II
                                        ----------------------------------------------------------------------------
                                        Six Months
                                           Ended
                                         April 30,                       Year Ended October 31,
                                            2005     ---------------------------------------------------------------
                                        (unaudited)     2004         2003         2002         2001         2000
                                        -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                     $12.63        $9.85        $7.66        $7.71        $7.52        $6.79

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income (loss)(a)(b)           .30          .23          .30          .27          .34         (.07)
Net realized and unrealized
  gain on investment
  transactions                               .55         2.95         2.29          .08          .25         1.24
Net increase in net asset value
  from operations                            .85         3.18         2.59          .35          .59         1.17

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from
  net investment income                     (.14)        (.40)        (.30)        (.27)        (.34)        (.40)
Distribution from net realized gain
  on Investment transactions                (.12)          -0-          -0-          -0-          -0-          -0-
Distributions in excess of
  net investment income                       -0-          -0-          -0-          -0-          -0-        (.04)
Tax return of capital                         -0-          -0-        (.10)        (.13)        (.06)          -0-
Total dividends and distributions           (.26)        (.40)        (.40)        (.40)        (.40)        (.44)
Net asset value,
  end of period                           $13.22       $12.63        $9.85        $7.66        $7.71        $7.52

TOTAL RETURN
Total investment return based
  on net asset value(c)                     6.70%       32.85%       34.72%        4.17%        7.83%       17.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                   $150         $190           $1(d)       $19(d)       $62(d)      $440
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                   .80%(e)      .89%        1.37%        1.49%        1.30%        1.40%
  Expenses, before
    waivers/reimbursements                   .80%(e)     1.24%        1.38%        1.71%        7.57%       15.25%
  Net investment income(b)                  4.56%(e)     2.42%        4.54%        3.33%        4.53%        1.00%
Portfolio turnover rate                       23%          22%          15%          24%          19%         211%



(a)  Based on average shares outstanding.

(b)  Net of expenses waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales change or contingent deferred sales change is not reflected on the calculation of the total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  000's omitted.

(e)  Annualized.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND o 25


                                                             Board of Directors
-------------------------------------------------------------------------------

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS(2)

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Bruce K. Aronow, Senior Vice President
Teresa Marziano, Senior Vice President
Joseph G.Paul, Senior Vice President
Mark Attalienti, Vice President
Thomas J. Bardong, Vice President
Thomas Kamp, Vice President
Kumar Kirpalani, Vice President
Samantha Lau, Vice President
Daniel Nordby, Vice President
Michael J. Reilly, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02116

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036


(1) Member of the Audit Committee, the Independent Directors Committee and the Governance and Nominating Committee.

(2) The day-to-day management of and investment decisions for the AllianceBernstein Real Estate Investment Institutional Fund are made by the REIT Investment Policy Group.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND


                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research Growth Fund. On July 8, 2005, New Europe Fund will merge into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND o 27


NOTES


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND


ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](R)
Investment Research and Management


REIINSTSR0405


ITEM 2.   CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.   EXHIBITS.
The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.   DESCRIPTION OF EXHIBIT
        -----------   -----------------------
        11 (b) (1)    Certification of Principal Executive Officer Pursuant
                      to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)    Certification of Principal Financial Officer Pursuant
                      to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:   /s/ Marc O. Mayer
      ----------------------
      Marc O. Mayer
      President

Date: June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      ----------------------
      Marc O. Mayer
      President

Date: June 29, 2005

By:   /s/ Mark D. Gersten
      ----------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: June 29, 2005